Preferred Stock (Schedule Of Change In The Fair Value Of The Warrants Liability) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrant liability at December 31, 2013	$ 6,373
Warrants amended in connection with refinancing	72
Warrant exercise	(44)
Change in fair value of warrants	4,852	(525)
Termination of Common and Preferred Warrants	1,525
Warrant liability at December 31, 2014	25	6,373
Common Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant liability at December 31, 2013	4,081
Warrants amended in connection with refinancing	0
Warrant exercise	0
Change in fair value of warrants	(3,331)
Termination of Common and Preferred Warrants	(750)
Warrant liability at December 31, 2014	0
Preferred Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant liability at December 31, 2013	1,997
Warrants amended in connection with refinancing	0
Warrant exercise	0
Change in fair value of warrants	(1,223)
Termination of Common and Preferred Warrants	(774)
Warrant liability at December 31, 2014	0
JFC Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant liability at December 31, 2013	54
Warrants amended in connection with refinancing	0
Warrant exercise	(44)
Change in fair value of warrants	(10)
Termination of Common and Preferred Warrants	0
Warrant liability at December 31, 2014	0
Subordinated Term Loan Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant liability at December 31, 2013	241
Warrants amended in connection with refinancing	72
Warrant exercise	0
Change in fair value of warrants	(288)
Termination of Common and Preferred Warrants	0
Warrant liability at December 31, 2014	$ 25